Taxes - Deferred tax related to OCI (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ 20,067	$ 14,691	$ 16,010	$ 13,575
Accumulated other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	3,323	4,623
Accumulated other comprehensive income | Valuation of the effective portion of derivative financial instrument
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	688	1,796
Accumulated other comprehensive income | Remeasurements of the net defined benefit liability
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	(251)	(637)
Accumulated other comprehensive income | Exchange differences on translation of foreign operations
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	3,778	7,520
Accumulated other comprehensive income | Gain on hedge of net investments in foreign operations
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	2,216	181
Accumulated other comprehensive income | Share of other comprehensive income of associated companies and joint ventures
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ (3,108)	$ (4,237)